Related Party Balances and Transactions - Convertible notes issued to related parties and interest accrual (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party | Huang River Investment Limited
Related Party Balances and Transactions
Convertible notes issued to related parties and interest accrual	¥ 11,234	¥ 13,712